Loans - Other (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) item	Dec. 31, 2015 USD ($)
Loans and Leases Receivable, Other Information [Abstract]
Number of types of loans | item	3
Net deferred loan origination fees and unamortized premium and discount	$ 17,400	$ 19,800
Non-accretable discount on acquired credit impaired loans	3,000	13,400
Accrued interest receivable on loans	$ 7,400	$ 7,300
Concentration risk	0.00%	0.00%
Consumer and other
Loans and Leases Receivable, Other Information [Abstract]
Deposit Liabilities Reclassified as Loans Receivable	$ 73	$ 560
Reserved based energy loans
Loans and Leases Receivable, Other Information [Abstract]
Percentage of total funded loans	0.50%	4.20%
Loans	$ 31,000
Energy related service industry loans
Loans and Leases Receivable, Other Information [Abstract]
Percentage of total funded loans	2.60%	5.20%
Loans	$ 14,000